Debt Disclosure	12 Months Ended
Dec. 31, 2015
Bank and Other Borrowings
Debt Disclosure
14.	BANK AND OTHER BORROWINGS

Bank and other borrowings are as follows as of the respective balance sheet dates:

	December 31,
	2014	2015
	RMB	RMB	US$
Short-term bank borrowings	160,181	276,000	42,607
Long-term bank borrowings, current portion	55,647	38,803	5,990
Other long-term borrowings, current portion	900,000	—	—

	1,115,828	314,803	48,597
Long-term bank borrowings, non-current portion	61,673	103,421	15,965

	61,673	103,421	15,965
Total bank and other borrowings	1,177,501	418,224	64,562

The short-term bank borrowings outstanding as of December 31, 2014 and 2015 bore a weighted average interest rate of 6.36% and 5.69% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of two months to one year. The long-term bank borrowings (including current portion) outstanding as of December 31, 2014 and 2015 bore a weighted average interest rate of 6.00% and 6.59% per annum, and were denominated in RMB and HK$. These loans were obtained from financial institutions located in the PRC and Hong Kong.

In 2013, the Company established Asia Cloud Investment with the funds provided through two entrusted loans. The two entrusted loans have an aggregate principal amount of RMB900,000 with an interest rate of 4% per annum, and maturity dates of August 28 and September 10, 2015, respectively (Note 1(c)). The two entrusted loans from Bank of Dongguan and related interests were fully repaid in August and September 2015, respectively.

As of December 31, 2014 and December 31, 2015, unused loan facilities for bank and other borrowings amounted to RMB169,954 and RMB414,000, respectively.

Bank and other borrowings as of December 31, 2014 and 2015 were secured/guaranteed by the following:

December 31, 2014

Short-term bank borrowings	Secured/guaranteed by
(RMB)
9,181	Guaranteed by restricted cash of RMB1,885.
11,000	Secured by a subsidiary’s building with net book value of RMB14,298 (Note 9).
140,000	Unsecured borrowings.

160,181

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
2,090	Jointly guaranteed by (i) the ultimate controlling shareholder of Dermot Entities and Upwise Investments Limited, the seller of Dermot Entities; (ii) restricted cash of HK$1,500.
8,000	Secured by a subsidiary’s building with net book value of RMB8,623 (Note 9).
18,753	Secured by a subsidiary’s computer and network equipment with net book value of RMB42,115 (Note 9).
50,000	Guaranteed by restricted cash of RMB100,000.
900,000	Secured by the pledged dividend right and the right to sell or transfer the 90% equity interest of Asia Cloud Investment held by 21Vianet Technology (Note 1(c)).
38,477	Unsecured borrowings.

1,017,320

December 31, 2015

Short-term bank borrowings	Secured/guaranteed by
(RMB)
50,000	Guaranteed by restricted cash of RMB51,553.
11,000	Secured by a subsidiary’s building with net book value of RMB13,943 (Note 9).
215,000	Unsecured borrowings.

276,000

Long-term bank borrowings (including current portion)	Secured/guaranteed by
(RMB)
16,956	Guaranteed by Ultimate seller and noncontrolling shareholder of Aipu Group
4,800	Secured by a subsidiary’s building with net book value of RMB8,175 (Note 9).
16,778	Secured by a subsidiary’s computer and network equipment with net book value of RMB37,167 (Note 9).
103,690	Unsecured borrowings.

142,224

Bonds Payable
Debt Disclosure
17.	BONDS PAYABLE

On March 22, 2013, the Company issued and sold bonds with an aggregate principal amount of RMB1,000,000 at a coupon rate of 7.875% per annum (the “2016 Bonds”). The 2016 Bonds will mature on March 22, 2016. The 2016 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2016 Bonds is payable semi-annually in arrears on March 22 and September 22 in each year, beginning September 22, 2013. The net proceeds from the 2016 Bonds, after deducting issuance costs of RMB25,189 and a discount of RMB1,970, were RMB972,841, which will be used for construction of new data centers and other general corporate purposes. The effective interest rate of the 2016 Bonds is 9.29%. On June 30, 2014, the Company repurchased 73.57% of the outstanding 2016 Bonds with the total consideration of RMB776,163 including payment of accrued interests of RMB15,556. The debt extinguishment loss amounting to RMB41,581 was recognized in earnings upon the repurchase. The 2016 Bonds were subsequently fully repaid in March 2016.

On June 26, 2014, the Company issued and sold bonds with an aggregate principal amount of RMB2,000,000 at a coupon rate of 6.875% per annum (the “2017 Bonds”). The 2017 Bonds will mature on June 26, 2017. The 2017 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2017 Bonds is payable semi-annually in arrears on June 26 and December 26 in each year, beginning December 26, 2014. Net proceeds from the 2017 Bonds after deducting issuance costs of RMB19,360, were RMB1,980,640.The proceeds from issuance of 2017 Bonds was used to new data centers, fund acquisitions, repurchase the 2016 Bonds and for general corporate purposes. The effective interest rate of the 2017 Bonds is 7.39%.

Deferred issuance costs are included in “Other non-current assets” in the Company’s consolidated balance sheets. The deferred issuance costs are amortized as interest expense using the effective interest method over the term of the 2016 Bonds and the 2017 Bonds, respectively.

Both the 2016 Bonds and the 2017 Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 14) and mandatorily redeemable noncontrolling interests in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2016	403,053	62,221
2017	2,037,651	314,559
2018	32,740	5,054
2019	20,030	3,092
2020	13,000	2,007
Thereafter	—	—